Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments And Risk Management [Abstract]
Schedule Of Financial Instruments

	December 31,
	2010	2011
Cash and cash equivalents	340,294	390,250
Pledged cash deposits	—	20,000
Accounts receivable	271,271	330,891
Derivative instruments designated in cash flow hedges	14	—

Financial liabilities:

	December 31,
	2010	2011
Notes payable to banks	8,297	40,680
Accounts payable	170,553	157,549
Current portion of long-term debt	15,950	4,332
Current portion of convertible subordinated debt	32,439	—
Long-term debt	4,316	15,319
Convertible subordinated debt	130,804	135,078
Conversion option	23,875	—
Derivative instruments designated in fair value hedges	31	1,764

Schedule Of Gains Or Losses Related To Financial Instruments

	Year ended December 31,
	2010	2011
Interest income	1,221	2,902
Interest expense	(15,677)	(13,497)
Accretion interest expense convertible notes at amortized value	(6,010)	(4,401)
Loss resulting from early extinguishment of debt	(3,609)	(824)
Revaluation conversion option	(19,037)	(4,378)
Losses Foreign currency exchange, net	(65)	7,040
Addition to allowance for doubtful accounts receivable	(461)	(356)

Schedule Of Financial Assets And Financial Liabilities That Are Measured At Fair Value On A Recurring Basis

	At carrying value	At fair value Level 1	Level 2	Level 3	Total
December 31, 2010

Assets:
Derivative financial instruments	14	—	1,743	—	1,743

Total	14	—	1,743	—	1,743

Liabilities:
Conversion options	23,875	—	23,875	—	23,875

Total	23,875	—	23,875	—	23,875

December 31, 2011

Liabilities:
Derivative financial instruments	1,764	—	40,461	—	40,461

Total	1,764	—	40,461	—	40,461

Schedule Of Outstanding Forward Exchange Contracts

	Currency	Notional amount	Forward contract value	Fair value	Difference between forward value and fair value	Included in accumulated other comprehensive income (loss)
			Euro	Euro	Euro	Euro
December 31, 2010:

Assets:

Cash flow hedge contracts:
Short position	US$	(452)	(350)	(336)	14	13
Fair value hedge contracts:
Short position	US$	(1,881)	(1,376)	(1,407)	(31)	—

December 31, 2011:

Assets:

Fair value hedge contracts:
Short position	US$	(56,975)	(42,225)	(40,461)	1,764	—

Schedule Of Company's Price Sensitivity Impact On Equity

	Impact on equity
	2010	2011
10% increase of U.S. dollar versus euro	1,061	3,656
10% decrease of U.S. dollar versus euro	(1,061)	(3,656)
10% increase of Singapore dollar versus euro	1,431	5,028
10% decrease of Singapore dollar versus euro	(1,431)	(5,028)
10% increase of Hong Kong dollar versus euro	53,458	66,702
10% decrease of Hong Kong dollar versus euro	(53,458)	(66,702)
10% increase of Japanese yen versus euro	5,016	4,908
10% decrease of Japanese yen versus euro	(5,016)	(4,908)

Schedule Of Company's Price Sensitivity Impact On Net Earnings

	Impact on net earnings
	2010	2011
10% increase of Japanese yen versus euro	617	(519)
10% decrease of Japanese yen versus euro	(617)	519
10% increase of U.S. dollar versus euro	(549)	1,887
10% decrease of U.S. dollar versus euro	549	(1,887)
10% increase of Hong Kong dollar versus euro	14,632	14,392
10% decrease of Hong Kong dollar versus euro	(14,632)	(14,392)

Summary Of Company's Contractual Obligations

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Notes payable to banks [1]	41,456	41,456	—	—	—
Long-term debt [1,2]	20,527	4,671	15,856	—	—
Convertible subordinated debt [1]	177,625	9,750	167,875	—	—
Operating leases	78,645	21,933	27,952	16,943	11,817
Pension liabilities	9,887	92	171	209	9,415
Purchase obligations:
Purchase commitments to suppliers	174,532	170,421	4,111	—	—
Capital expenditure commitments	17,433	17,433	—	—	—
Unrecognized tax benefits (ASC 740)	21,749	21,749	—	—	—

Total contractual obligations	541,854	287,505	215,965	17,152	21,232

(1)	Including interest expense based on the percentages at the reporting date.
(2)	Capital lease obligations of € 141 are included in long-term debt.